Shareholders' Equity (Dividends Declared) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011
Equity [Abstract]
Dividend Per Share	$ 0.21	$ 0.17	$ 0.17	$ 0.17	$ 0.17	$ 0.13	$ 0.13	$ 0.13
Record date	Nov. 15, 2012	Aug. 08, 2012	May 09, 2012	Feb. 08, 2012	Nov. 17, 2011	Aug. 10, 2011	May 11, 2011	Feb. 09, 2011
Total Amount	$ 157.4	$ 129.1	$ 129.0	$ 128.2	$ 126.6	$ 97.4	$ 97.8	$ 97.4
Payment date	Nov. 30, 2012	Aug. 24, 2012	May 25, 2012	Feb. 24, 2012	Dec. 02, 2011	Aug. 26, 2011	May 27, 2011	Feb. 25, 2011